Goodwill and Other Intangible Assets - Summary of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 108,323
2021		104,332
2022		99,480
2023		88,649
2024		84,835
Thereafter		506,625
Total	$ 955,196	$ 992,244	$ 915,453